INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current (expense) benefit	$ (5)	$ (129)	$ (5)
Deferred (expense) benefit	(593)	(310)	749
Income tax (expense) benefit	$ (598)	$ (439)	$ 744